Subsequent events:	6 Months Ended
Jun. 30, 2018
Subsequent Events
6. Subsequent events:

The corporation has determined there are no subsequent events except below:

In July, 2018, the corporation opened a new office in California. The new office will devote to Fexapotide Triglutate and will keep and maintain all of the manufacturing records and audit records for the drug manufacturing.